Provisions and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Provision

	Note	12.31.2023	Additions	Usages	Reversals	Interest	Translation adjustments	12.31.2024
Product warranties		73.2	51.7	(33.4)	(12.5)	—	(0.1)	78.9
Provision of third-party materials		28.6	23.8	(8.0)	—	—	—	44.4
Provision for contractual obligations		—	43.7	—	—	—	—	43.7
Provisions for labor, taxes and civil claims	24.1.1	58.4	11.5	(14.4)	(8.1)	6.4	(12.7)	41.1
Post retirement benefits	25.1	48.0	1.2	—	(8.3)	5.3	(11.8)	34.4
Taxes		35.8	13.4	(11.4)	(1.2)	—	(7.8)	28.8
Others		44.2	37.2	(42.1)	(15.6)	—	(1.1)	22.6

		288.2	182.5	(109.3)	(45.7)	11.7	(33.5)	293.9

Current		114.7						90.2
Non-current		173.5						203.7

Summary of Labor, Tax and Civil Provisions

			12.31.2024	12.31.2023
Tax related	(i	)
IRRF			—	11.2
PIS and COFINS			3.2	2.6
Social security contributions			1.6	2.0
Import taxes			0.6	0.7
IOF			3.3	3.7
Others			1.6	1.5

			10.3	21.7
Labor related
Class action 1379/1991	(ii	)	—	0.1
Reintegration	(iii	)	12.5	17.5
Overtime			4.7	6.3
Dangerousness			1.4	1.7
Insalubrity			8.3	3.2
Indemnity			2.6	3.4
Third parties			0.4	0.6
Others			0.8	3.7

			30.7	36.5
Civil related
Indemnity			0.1	0.2
			0.1	0.2

			41.1	58.4

Current			8.5	8.4
Non-current			32.6	50.0

Summary of Contingent liabilities
Contingent tax liabilities related to administrative and judicial proceedings whose probability of loss is considered possible are presented as follows:

Tax group			12.31.2024	12.31.2023
ISS	(i	)	72.3	73.4
Social Security	(ii	)	56.6	66.2
PIS e COFINS	(iii	)	30.2	39.0
Others	(iv	)	13.4	16.4

Total			172.5	195.0

The main values shown above, updated by Selic Rate, substantially correspond to:

(i)
Tax assessment by the municipality of São José dos Campos to collect Services Tax (Brazilian “ISS”) allegedly due in the period from July 1, 2010 to July 1, 2015. In July 2024, the Company received an unfavorable decision in the administrative sphere with the maintenance of the assessment related to the ISS and maintained the discussion of the debt in the Judicial Sphere.

(ii)
Legal process that aims to recognize the Company’s right to collect the Social Security Contribution on Gross Revenue in the manner provided for by Law No. 12,546/2011 in the period from July to December 2017.

(iii)	Non-approved compensations requests, relating to various administrative processes at different stages.
(iv)	ICMS-DIFAL (Brazilian VAT) and other charges.